Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund Expense Example - Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	$ 3,003